Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheet (Parentheticals) - Parent Company [Member] - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred share, shares authorized	10,000,000	10,000,000
Preferred share, shares issued
Preferred share, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	990,000,000	990,000,000
Ordinary shares, shares issued	392,113,953	13,567,793
Ordinary shares, shares outstanding	392,113,953	13,567,793